FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details 8) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial assets
Derivative financial instruments	$ 51	$ 5,981
Financial liabilities
Derivative financial instruments	(138)	(704)
Level 1
Financial assets
Derivative financial instruments	0	0
Financial liabilities
Derivative financial instruments	0	0
Level 2
Financial assets
Derivative financial instruments	51	5,981
Financial liabilities
Derivative financial instruments	(138)	(704)
Level 3
Financial assets
Derivative financial instruments	0	0
Financial liabilities
Derivative financial instruments	$ 0	$ 0